INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory, Finished Goods, Gross	$ 553	$ 2,176
Inventory impairment loss for damaged finished goods	(16)	0
Inventory, Net	$ 537	$ 2,176